Consolidated Statements of Changes in Stockholders’ Equity - USD ($)		Series A Convertible Preferred Shares	Class A Ordinary Shares		Class B Ordinary Shares		Additional Paid in Capital		Accumulated Deficit	Accumulated Other Comprehensive (Loss) Income	Non- Controlling Interest	Total
Balance at Dec. 31, 2018			$ 314	[1]	$ 395	[1]	$ 12,503,046	[1]	$ (3,598,639)	$ (113,592)		$ 5,768,918
Balance (in Shares) at Dec. 31, 2018	[1]		3,140,388		3,949,993
Return of capital							(4,898,012)	[1]				(1,875,406)
Dividends declared									(4,994,616)			(4,994,616)
Net income (loss)									8,216,352			8,216,352
Other comprehensive income (loss)										75,637		75,637
Balance at Dec. 31, 2019			$ 314	[1]	$ 395	[1]	7,605,034	[1]	(376,903)	(37,955)		7,190,885
Balance (in Shares) at Dec. 31, 2019	[1]		3,140,388		3,949,993
Effect of reverse recapitalization, net of costs			$ 336	[1],[2]	$ 580	[1],[2]	(2,242,234)	[1],[2]				(2,241,318)	[2]
Effect of reverse recapitalization, net of costs (in Shares)			3,357,574	[1],[2]	5,801,221	[1],[2]
Conversion of rights to ordinary shares upon the reverse recapitalization			$ 115	[1]		[1]	(115)	[1]
Conversion of rights to ordinary shares upon the reverse recapitalization (in Shares)			1,150,000	[1]		[1]
Shares issued to prior D&O			$ 30	[1]			59,970	[1]				60,000
Shares issued to prior D&O (in Shares)			300,000	[1]
Shares issued in connection with August 2020 PIPE, net of costs			$ 165	[1]			2,530,536	[1]				2,530,701
Shares issued in connection with August 2020 PIPE, net of costs (in Shares)			1,650,000	[1]
Shares issued as a result of post-merger consideration adjustment			$ 3	[1]	$ 9	[1]	(12)	[1]
Shares issued as a result of post-merger consideration adjustment (in Shares)			29,591	[1]	91,882	[1]
2020 incentive shares granted and unissued							3,656,800	[1]				3,656,800
Detachable warrants issued in connection with December 2020 Convertible Debenture, net of costs							454,089	[1]				454,089
Beneficial conversion feature in connection with December 2020 Convertible Debenture							205,693	[1]				205,693
Net income (loss)									(2,575,459)			(2,575,459)
Other comprehensive income (loss)										20,487		20,487
Balance at Dec. 31, 2020			$ 963	[1]	$ 984	[1]	12,269,761	[1]	(2,952,362)	(17,468)		9,301,878
Balance (in Shares) at Dec. 31, 2020	[1]		9,627,553		9,843,096
Issuance of January 2021 Call Options for service							1,909,000	[1]				1,909,000
Conversion of Debenture into ordinary shares			$ 89	[1]			1,611,511	[1]				1,611,600
Conversion of Debenture into ordinary shares (in Shares)			889,667	[1]
Exercise of December 2020 Warrants			$ 1,420	[1]			27,398,580	[1]				27,400,000
Exercise of December 2020 Warrants (in Shares)			14,200,000	[1]
Exercise of August 2020 PIPE Warrants			$ 77	[1]			1,541,589	[1]				1,541,666
Exercise of August 2020 PIPE Warrants (in Shares)			770,833	[1]
Issuance of ordinary shares in connection with 2020 Share Incentive Plan			$ 148	[1]			(148)	[1]
Issuance of ordinary shares in connection with 2020 Share Incentive Plan (in Shares)			1,486,504	[1]
Issuance of ordinary shares to Yun Tian			$ 36	[1]			777,935	[1]				777,971
Issuance of ordinary shares to Yun Tian (in Shares)			353,623	[1]
Exercise of January 2021 Call Options			$ 200	[1]			3,999,800	[1]				4,000,000
Exercise of January 2021 Call Options (in Shares)			2,000,000	[1]
Issuance of Series A Convertible Preferred Shares and detachable February 2021 Warrants, net of costs		$ 4,231,453					2,067,547	[1]				6,299,000
Issuance of Series A Convertible Preferred Shares and detachable February 2021 Warrants, net of costs (in Shares)		7,000
Beneficial conversion feature (“BCF”) of Series A Convertible Preferred Shares		$ (1,562,905)					1,562,905	[1]
Deemed dividend on Series A Convertible Preferred Shares in connection with BCF		1,562,905					(1,562,905)	[1]
Accrued dividends on Series A Convertible Preferred Shares							(195,000)	[1]				(195,000)
Conversion of Series A Convertible Preferred Shares and accrued dividends		$ (302,247)	$ 35	[1]			302,212	[1]
Conversion of Series A Convertible Preferred Shares and accrued dividends (in Shares)		(500)	349,789	[1]
Issuance of Series B Convertible Preferred Shares and detachable December 2021 Warrants, net of costs							942,448	[1]				3,742,000
BCF of Series B Convertible Preferred Shares							1,613,080	[1]
Deemed dividend on Series B Convertible Preferred Shares in connection with BCF and accretion of discounts							(36,299)	[1]
Accrued dividends on Series B Convertible Preferred Shares							(16,000)	[1]				(16,000)
Acquisition of noncontrolling interest							(128,804)	[1]			88,804	(40,000)
Net income (loss)									22,782		(849,479)	(826,697)
Other comprehensive income (loss)										(40,064)		(40,064)
Balance at Dec. 31, 2021		$ 3,929,206	$ 2,968	[1]	$ 984	[1]	$ 54,057,211	[1]	$ (2,929,580)	$ (57,532)	$ (760,675)	$ 55,465,353
Balance (in Shares) at Dec. 31, 2021		6,500	29,677,969	[1]	9,843,096	[1]

[1]	Par value of ordinary shares, additional paid-in capital and share data have been retroactively restated to give effect to the reverse recapitalization that is discussed in Note 1
[2]	As a result of the restatement the reverse recapitalization has been reduced by the fair value of approximately $2.2 million of Public Warrants and Private Warrants as a liability as of June 16, 2020 that is discussed in Note 1